Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

March 31, 2019

VIPFLI-III-QTLY-0519
1.830300.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	57,709	$1,863,418
VIP Equity-Income Portfolio Investor Class (a)	92,465	1,951,926
VIP Growth & Income Portfolio Investor Class (a)	114,809	2,230,730
VIP Growth Portfolio Investor Class (a)	27,879	1,907,476
VIP Mid Cap Portfolio Investor Class (a)	17,653	540,353
VIP Value Portfolio Investor Class (a)	102,588	1,433,154
VIP Value Strategies Portfolio Investor Class (a)	60,048	701,361
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,395,239)		10,628,418

International Equity Funds - 21.0%
VIP Emerging Markets Portfolio Investor Class (a)	208,405	2,386,232
VIP Overseas Portfolio Investor Class (a)	198,271	4,042,747
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,750,027)		6,428,979

Bond Funds - 36.8%
Fidelity Inflation-Protected Bond Index Fund (a)	216,437	2,118,921
Fidelity Long Term Treasury Bond Index Fund (a)	120,689	1,590,687
VIP High Income Portfolio Investor Class (a)	111,718	588,754
VIP Investment Grade Bond Portfolio Investor Class (a)	550,097	6,975,226
TOTAL BOND FUNDS
(Cost $11,134,755)		11,273,588

Short-Term Funds - 7.5%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $2,309,983)	2,309,983	2,309,983
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,590,004)		30,640,968
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$30,640,970

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,955,119	$134,043	$33,795	$2,077	$(291)	$63,845	$2,118,921
Fidelity Long Term Treasury Bond Index Fund	1,484,199	118,911	74,559	11,204	1,487	60,649	1,590,687
VIP Contrafund Portfolio Investor Class	1,743,110	222,085	136,176	216,346	(419)	34,818	1,863,418
VIP Emerging Markets Portfolio Investor Class	2,184,562	6,917	138,167	--	(4,001)	336,921	2,386,232
VIP Equity-Income Portfolio Investor Class	1,829,047	137,126	97,517	130,381	(11,558)	94,828	1,951,926
VIP Government Money Market Portfolio Investor Class 2.23%	2,097,777	248,638	36,432	11,547	--	--	2,309,983
VIP Growth & Income Portfolio Investor Class	2,085,255	265,225	147,405	232,496	7,266	20,389	2,230,730
VIP Growth Portfolio Investor Class	1,781,720	128,326	168,035	122,456	9,494	155,971	1,907,476
VIP High Income Portfolio Investor Class	593,106	10,777	53,900	4,878	(2,309)	41,080	588,754
VIP Investment Grade Bond Portfolio Investor Class	6,454,380	455,125	144,897	29,304	45	210,573	6,975,226
VIP Mid Cap Portfolio Investor Class	505,352	68,420	47,394	58,756	(2,844)	16,819	540,353
VIP Overseas Portfolio Investor Class	3,757,947	196,477	179,315	147,296	(15,665)	283,303	4,042,747
VIP Value Portfolio Investor Class	1,342,879	104,620	113,195	91,605	(3,982)	102,832	1,433,154
VIP Value Strategies Portfolio Investor Class	654,186	71,144	67,378	68,071	(9,122)	52,531	701,361
Total	$28,468,639	$2,167,834	$1,438,165	$1,126,417	$(31,899)	$1,474,559	$30,640,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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